UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07432

Nuveen Premium Income Municipal Fund 4, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Premium Income Municipal Fund 4 Inc. (NPT)
January 31, 2013

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Municipal Bonds – 148.2% (100.0% of Total Investments)
	Alabama – 3.7% (2.5% of Total Investments)
$ 11,895	Alabama Special Care Facilities Financing Authority, Birmingham, Hospital Revenue Bonds,	5/13 at 100.00	Aaa	$ 11,940,915
	Daughters of Charity National Health System – Providence Hospital and St. Vincent’s Hospital,
	Series 1995, 5.000%, 11/01/25 (ETM)
5,000	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health, Series	11/16 at 100.00	AA+	5,399,350
	2006C-2, 5.000%, 11/15/39 (UB)
1,000	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health	11/15 at 100.00	Baa2	1,049,110
	System Inc., Series 2005A, 5.000%, 11/15/30
1,000	Courtland Industrial Development Board, Alabama, Pollution Control Revenue Bonds,	6/15 at 100.00	BBB	1,024,230
	International Paper Company, Series 2005A, 5.000%, 6/01/25
1,500	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds,	1/14 at 100.00	AA	1,526,625
	Series 2004A, 5.250%, 1/01/23 – AGM Insured
2,325	Selma Industrial Development Board, Alabama, Gulf Opportunity Zone Revenue Bonds,	5/20 at 100.00	BBB	2,647,106
	International Paper Company Project, Series 2010A, 5.800%, 5/01/34
22,720	Total Alabama			23,587,336
	Alaska – 0.8% (0.5% of Total Investments)
1,665	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005A, 5.000%,	12/14 at 100.00	AA+	1,777,138
	12/01/30 – FGIC Insured (UB)
3,065	Alaska Municipal Bond Bank Authority, General Obligation Bonds, Series 2003E, 5.250%, 12/01/26	12/13 at 100.00	AA (4)	3,194,006
	(Pre-refunded 12/01/13) – NPFG Insured
4,730	Total Alaska			4,971,144
	Arizona – 4.6% (3.1% of Total Investments)
1,300	Apache County Industrial Development Authority, Arizona, Pollution Control Revenue Bonds,	3/22 at 100.00	BBB	1,353,079
	Tucson Electric Power Company, Series 20102A, 4.500%, 3/01/30
10,350	Arizona Sports and Tourism Authority, Senior Revenue Refunding Bonds, Multipurpose Stadium	7/22 at 100.00	A1	11,750,459
	Facility Project, Series 2012A, 5.000%, 7/01/30
5,000	Arizona Tourism and Sports Authority, Tax Revenue Bonds, Multipurpose Stadium Facility	7/13 at 100.00	A1 (4)	5,099,350
	Project, Series 2003A, 5.000%, 7/01/31 (Pre–refunded 7/01/13) – NPFG Insured
1,665	Oro Valley, Arizona, Water Project Revenue Obligations, Refunding Senior Lien Series 2012,	No Opt. Call	AA	1,908,889
	4.000%, 7/01/20
	Phoenix Mesa Gateway Airport Authority, Arizona, Special Facility Revenue Bonds, Mesa Project,
	Series 2012:
400	5.000%, 7/01/27 (Alternative Minimum Tax)	7/22 at 100.00	AA+	442,860
950	5.000%, 7/01/32 (Alternative Minimum Tax)	7/22 at 100.00	AA+	1,030,503
3,710	Pinal County Electrical District 3, Arizona, Electric System Revenue Bonds, Refunding Series	7/21 at 100.00	A	4,171,042
	2011, 5.250%, 7/01/41
3,000	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	A–	3,448,080
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37
26,375	Total Arizona			29,204,262
	California – 23.2% (15.6% of Total Investments)
1,500	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Insured Revenue	5/20 at 100.00	A	1,713,915
	Bonds, Channing House, Series 2010, 6.000%, 5/15/30
8,000	Anaheim Public Finance Authority, California, Senior Lease Bonds, Public Improvement Project,	9/17 at 100.00	A1	8,290,400
	Refunding Series 2007A-1, 4.375%, 3/01/37 – FGIC Insured
17,000	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist	3/13 at 100.00	A (4)	17,067,490
	Health System/West, Series 2003A, 5.000%, 3/01/33 (Pre-refunded 3/01/13)
5,000	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	4/16 at 100.00	A+	5,346,600
	Series 2006, 5.000%, 4/01/37
2,900	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	3,159,318
	5.000%, 11/15/42 (UB)
1,385	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/20 at 100.00	BBB	1,534,829
	Series 2010A, 6.400%, 8/15/45
1,220	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	11/19 at 100.00	A2	1,498,709
	2009-I, 6.375%, 11/01/34
1,500	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	3/20 at 100.00	A2	1,758,825
	2010A-1, 5.750%, 3/01/30
4,500	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	10/21 at 100.00	A2	5,160,105
	2011A, 5.125%, 10/01/31
19,095	California State, General Obligation Bonds, Series 2005, 5.000%, 6/01/33 – CIFG Insured	6/15 at 100.00	A1	20,606,751
1,000	California State, General Obligation Bonds, Various Purpose Series 2010, 5.500%, 3/01/40	3/20 at 100.00	A1	1,170,610
1,030	California Statewide Communities Development Authority, Revenue Bonds, American Baptist Homes	10/19 at 100.00	BBB+	1,165,981
	of the West, Series 2010, 6.250%, 10/01/39
1,050	California Statewide Communities Development Authority, School Facility Revenue Bonds, Aspire	1/19 at 100.00	BB+	1,120,307
	Public Schools, Series 2010, 6.000%, 7/01/40
1,000	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/15 at 100.00	BBB	1,030,340
	Health System, Series 2005A, 5.000%, 7/01/39
1,685	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender	No Opt. Call	AA–	2,600,663
	Option Bond Trust 3175, 13.861%, 5/15/14 (IF)
4,780	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	No Opt. Call	Aaa	4,764,465
	1995A, 0.000%, 1/01/14 (ETM)
1,000	Gavilan Joint Community College District, Santa Clara and San Benito Counties, California,	8/21 at 100.00	Aa2	1,225,590
	General Obligation Bonds, Election of 2004 Series 2011D, 5.750%, 8/01/35
2,000	Glendale Redevelopment Agency, California Central Glendale Redevelopment Project, Tax	12/16 at 100.00	A	2,108,720
	Allocation Bonds, Series 2010, 5.500%, 12/01/24
1,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	Aaa	1,021,920
	Bonds, Series 2003A-1, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
3,000	5.750%, 6/01/47	6/17 at 100.00	B	2,857,710
610	5.125%, 6/01/47	6/17 at 100.00	B	526,386
3,190	Hillsborough City School District, San Mateo County, California, General Obligation Bonds,	No Opt. Call	AAA	1,867,586
	Series 2006B, 0.000%, 9/01/27
360	Jurupa Public Financing Authority, California, Superior Lien Revenue Bonds, Series 2010A,	9/20 at 100.00	AA–	393,051
	5.000%, 9/01/33
540	Madera County, California, Certificates of Participation, Children’s Hospital Central	3/20 at 100.00	A+	584,383
	California, Series 2010, 5.375%, 3/15/36
2,000	Martinez Unified School District, Contra Costa County, California, General Obligation Bonds,	8/24 at 100.00	AA–	2,226,220
	Series 2011, 0.000%, 8/01/31
1,000	Mendocino-Lake Community College District, California, General Obligation Bonds, Capital	8/26 at 100.00	AA–	976,649
	Appreciation, Election 2006, Series 2011, 0.000%, 8/01/31 – AGM Insured
2,700	M-S-R Energy Authority, California, Gas Revenue Bonds, Series 2009C, 7.000%, 11/01/34	No Opt. Call	A	3,873,231
3,000	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Baa3	3,416,310
	6.625%, 11/01/29
1,250	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Baa3	1,377,224
	5.250%, 11/01/21
2,500	Petaluma, Sonoma County, California, Wastewater Revenue Bonds, Refunding Series 2011,	5/21 at 100.00	AA–	2,910,950
	5.500%, 5/01/32
2,000	Ridgecrest Redevelopment Agency, California, Ridgecrest Redevelopment Project Tax Allocation	6/20 at 100.00	A–	2,280,679
	Bonds, Refunding Series 2010, 6.125%, 6/30/37
11,310	San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue Bonds, Refunding	7/16 at 100.00	AA+	11,778,686
	Series 2006A, 4.250%, 7/01/31 – AGM Insured (UB)
670	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	8/19 at 100.00	A–	778,138
	Mission Bay North Redevelopment Project, Series 2009C, 6.500%, 8/01/39
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Refunding Bonds, Series 1997A:
4,430	0.000%, 1/15/32 – NPFG Insured	No Opt. Call	BBB	1,637,461
31,300	0.000%, 1/15/34 – NPFG Insured	No Opt. Call	BBB	10,205,678
4,000	San Luis Obispo County Financing Authority, California, Revenue Bonds, Nacimiento Water	9/17 at 100.00	AA+	5,442,240
	Project, Tender Option Bond Trust 3030, 17.865%, 9/01/38 – NPFG Insured (IF)
440	Semitrophic Improvement District of Semitrophic Water Storage District, Kern County,	12/19 at 100.00	AA–	492,690
	California, Revenue Bonds, Refunding Series 2009A, 5.000%, 12/01/38
	Wiseburn School District, Los Angeles County, California, General Obligation Bonds, Series 2011B:
4,005	0.000%, 8/01/36 – AGM Insured	8/31 at 100.00	AA–	2,400,877
3,900	5.625%, 5/01/41 – AGM Insured	8/21 at 100.00	AA–	4,568,889
3,000	Yuba Community College District, California, General Obligation Bonds, Election 2006 Series	8/21 at 100.00	Aa2	3,397,500
	2011C, 5.250%, 8/01/47
161,850	Total California			146,338,076
	Colorado – 8.3% (5.6% of Total Investments)
1,250	Adams County School District 1, Mapleton Public Schools, Colorado, General Obligation Bonds,	12/20 at 100.00	Aa2	1,561,363
	Series 2010, 6.250%, 12/01/35
4,735	Broomfield, Colorado, Water Activity Enterprise, Water Revenue Bonds, Series 2012,	No Opt. Call	A1	5,751,273
	5.000%, 12/01/20
1,240	Colorado City Metropolitan District, Pueblo county, Colorado, Water and Wastewater Enterprise	No Opt. Call	A–	1,277,064
	Revenue Bonds, Refunding & Improvement Series 2012, 4.500%, 12/01/34
2,000	Colorado Health Facilities Authority, Revenue Bonds, Craig Hospital Project, Series 2012,	12/22 at 100.00	A–	2,007,180
	4.000%, 12/01/42 (UB) (5)
945	Colorado Springs, Colorado, Utility System Revenue Bonds, Improvement Series 2008C,	11/18 at 100.00	AA	1,098,251
	5.500%, 11/15/48
1,200	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System	3/19 at 100.00	Aa2	1,377,420
	Revenue Bonds, Series 2009A, 5.000%, 3/01/34
	Commerce City Northern Infrastructure General Improvement District, Colorado, General
	Obligation Bonds, Series 2013:
1,070	5.000%, 12/01/29 (WI/DD, Settling 2/01/13) – AGM Insured	12/22 at 100.00	AA–	1,254,511
1,185	5.000%, 12/01/30 (WI/DD, Settling 2/01/13) – AGM Insured	12/22 at 100.00	AA–	1,387,137
1,000	5.000%, 12/01/31 (WI/DD, Settling 2/01/13) – AGM Insured	12/22 at 100.00	AA–	1,156,730
1,000	Concord Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Refunding	12/20 at 100.00	BBB	1,109,720
	Series 2010, 5.375%, 12/01/40
535	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1991D, 7.750%, 11/15/13	No Opt. Call	A+	564,987
	(Alternative Minimum Tax)
3,150	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012B, 4.000%, 11/15/43	11/22 at 100.00	A+	3,228,183
	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel,
	Senior Lien Series 2003A:
2,940	5.000%, 12/01/20 (Pre-refunded 12/01/13) – SYNCORA GTY Insured	12/13 at 100.00	N/R (4)	3,053,837
10,185	5.000%, 12/01/33 (Pre-refunded 12/01/13) – SYNCORA GTY Insured	12/13 at 100.00	N/R (4)	10,579,363
4,000	Eagle River Water and Sanitation District, Eagle County, Colorado, Enterprise Wastewater	No Opt. Call	A+	4,529,160
	Revenue Bonds, Series 2012, 5.000%, 12/01/42
755	Jefferson County School District R1, Colorado, General Obligation Bonds, Series 2004, 5.000%,	12/14 at 100.00	Aa2 (4)	820,723
	12/15/22 (Pre-refunded 12/15/14) – AGM Insured (UB)
1,000	Meridian Metropolitan District, Douglas County, Colorado, General Obligation Refunding Bonds,	12/21 at 100.00	A	1,084,980
	Series 2011A, 5.000%, 12/01/41
1,765	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue	12/20 at 100.00	AA–	2,073,981
	Refunding Bonds, Series 2011, 6.125%, 12/01/41 – AGM Insured
2,000	Parker Water and Sanitation District, Douglas County, Colorado, General Obligation Bonds,	No Opt. Call	AA–	2,210,680
	Refunding Series 2012, 4.500%, 8/01/37
	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private
	Activity Bonds, Series 2010:
1,245	6.000%, 1/15/34	7/20 at 100.00	Baa3	1,443,690
2,365	6.000%, 1/15/41	7/20 at 100.00	Baa3	2,760,972
1,965	SBC Metropolitan District, Colorado, General Obligation Bonds, Series 2012, 4.000%, 12/01/37	No Opt. Call	BBB+	1,917,997
47,530	Total Colorado			52,249,202
	Florida – 7.6% (5.1% of Total Investments)
1,250	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter	9/20 at 100.00	BBB	1,382,813
	Academy, Inc. Project, Series 2010A, 6.000%, 9/01/40
250	Brevard County Health Facilities Authority, Florida, Revenue Bonds, Health First Inc. Project,	4/19 at 100.00	A–	309,315
	Series 2009B, 7.000%, 4/01/39
5,000	Broward County School Board, Florida, Certificates of Participation, Series 2003, 5.000%,	7/13 at 100.00	Aa3 (4)	5,100,450
	7/01/28 (Pre-refunded 7/01/13) – NPFG Insured
3,000	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/41 –	10/21 at 100.00	AA–	3,385,170
	AGM Insured
1,100	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern	4/21 at 100.00	BBB+	1,301,443
	University, Refunding Series 2011, 6.375%, 4/01/31
5,000	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport,	10/13 at 100.00	A+	5,135,150
	Series 2003A, 5.250%, 10/01/18 – NPFG Insured (Alternative Minimum Tax)
1,750	Jacksonville, Florida, Transportation Revenue Bonds, Refunding Series 2012A, 5.000%, 10/01/24	10/22 at 100.00	AA–	2,117,728
5,000	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Bonds,	6/13 at 100.00	BB+	5,020,350
	Indiantown Cogeneration LP, Series 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)
2,010	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2005A,	10/15 at 100.00	A	2,085,254
	5.000%, 10/01/37 – SYNCORA GTY Insured (Alternative Minimum Tax)
1,050	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Series 2012,	7/22 at 100.00	AA	1,183,928
	5.000%, 7/01/42
1,000	Northern Palm Beach County Improvement District, Florida, Revenue Bonds, Water Control and	8/17 at 100.00	N/R	1,003,960
	Improvement Development Unit 46B, Series 2007A, 5.350%, 8/01/41
1,925	Old Palm Community Development District, Florida, Special Assessment Bonds, Palm Beach	5/15 at 101.00	N/R	1,994,300
	Gardens, Series 2004A, 5.900%, 5/01/35
5,455	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA	5,941,968
	Obligation Group, Series 2007, 5.000%, 8/15/42 (UB) (5)
11,000	Sunrise, Florida, Utility System Revenue Refunding Bonds, Series 1998, 5.000%, 10/01/28 –	10/18 at 100.00	AA–	12,135,200
	AMBAC Insured
44,790	Total Florida			48,097,029
	Georgia – 3.6% (2.4% of Total Investments)
4,400	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.500%, 11/01/22 –	No Opt. Call	A1	5,422,956
	FGIC Insured
1,500	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2009B, 5.250%, 11/01/34 –	11/19 at 100.00	AA–	1,718,085
	AGM Insured
2,500	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,	2/20 at 100.00	A	2,734,575
	Northeast Georgia Health Services Inc., Series 2010A, 5.000%, 2/15/30
5,295	Georgia Municipal Electric Authority, General Power Revenue Bonds, Series 1993B, 5.700%,	No Opt. Call	A1 (4)	6,498,024
	1/01/19 – FGIC Insured (ETM)
6,000	The Medical Center Hospital Authority, Georgia, Revenue Anticipation Certificates, Columbus	8/20 at 100.00	AA–	6,488,400
	Regional Healthcare System, Inc. Project, Series 2010, 5.000%, 8/01/41
19,695	Total Georgia			22,862,040
	Guam – 0.7% (0.5% of Total Investments)
4,000	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series	7/20 at 100.00	Ba2	4,328,280
	2010, 5.500%, 7/01/30
	Hawaii – 0.8% (0.5% of Total Investments)
1,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health	7/20 at 100.00	A–	1,100,460
	Obligated Group, Series 2010A, 5.500%, 7/01/40
2,050	Honolulu City and County, Hawaii, General Obligation Refunding and Improvement Bonds, Series	No Opt. Call	Aa1	2,115,867
	1993B, 5.000%, 10/01/13
1,580	Honolulu City and County, Hawaii, General Obligation Refunding and Improvement Bonds, Series	No Opt. Call	Aaa	1,630,655
	1993B, 5.000%, 10/01/13 (ETM)
4,630	Total Hawaii			4,846,982
	Idaho – 0.2% (0.1% of Total Investments)
575	Idaho Housing and Finance Association, Single Family Mortgage Revenue Bonds, Series 2009BI,	7/19 at 100.00	A1	637,813
	5.650%, 7/01/26
595	Idaho Water Resource Board, Water Resource Loan Program Revenue, Ground Water Rights	9/22 at 100.00	Baa1	653,637
	Mitigation Series 2012A, 5.000%, 9/01/32
1,170	Total Idaho			1,291,450
	Illinois – 18.4% (12.4% of Total Investments)
1,180	Chicago Board of Education, Cook County, Illinois, General Obligation Bonds, Dedicated	12/21 at 100.00	A+	1,287,663
	Revenues Series 2011A, 5.000%, 12/01/41
2,120	Chicago Board of Education, Illinois, General Obligation Lease Certificates, Series 1992A,	No Opt. Call	A2	2,251,737
	6.250%, 1/01/15 – NPFG Insured
5,550	Chicago, Illinois, Revenue Bonds, Midway Airport, Series 2001A, 5.125%, 1/01/26 – AGM Insured	7/13 at 100.00	AA–	5,558,270
	(Alternative Minimum Tax)
415	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/16 at 100.00	A2	450,528
	Series 2005A, 5.000%, 1/01/33 – FGIC Insured
1,250	Cook County Forest Preserve District, Illinois, General Obligation Bonds, Personal Property	6/22 at 100.00	AA	1,438,013
	Replacement Tax Alternate Source, Series 2012C, 5.000%, 12/15/37 – AGM Insured
	Cook County School District 99, Cicero, Illinois, General Obligation School Bonds, Series 1997:
1,455	8.500%, 12/01/13 – FGIC Insured	No Opt. Call	N/R	1,545,399
1,685	8.500%, 12/01/15 – FGIC Insured	No Opt. Call	N/R	2,010,205
500	Illinois Finance Authority, Revenue Bonds, Admiral at Lake Project, Series 2010A, 7.750%, 5/15/30	5/20 at 100.00	N/R	596,380
500	Illinois Finance Authority, Revenue Bonds, Admiral at Lake Project, Temps 75 Series 2010D-1,	5/13 at 100.00	N/R	500,860
	7.000%, 5/15/18
1,000	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009, 5.250%, 11/01/39	11/19 at 100.00	AA	1,118,040
5,220	Illinois Finance Authority, Revenue Bonds, DePaul University, Series 2011A, 5.750%, 10/01/27	4/21 at 100.00	A2	6,169,727
3,000	Illinois Finance Authority, Revenue Bonds, Elmhurst Memorial Healthcare, Series 2008A,	1/18 at 100.00	Baa2	3,345,060
	5.625%, 1/01/37
5,015	Illinois Finance Authority, Revenue Bonds, Ingalls Health System, Series 2013, 5.000%, 5/15/43	5/22 at 100.00	Baa1	5,354,465
	(WI/DD, Settling 2/06/13)
1,500	Illinois Finance Authority, Revenue Bonds, Little Company of Mary Hospital and Health Care	8/15 at 105.00	A+	1,626,930
	Centers, Series 2010, 5.375%, 8/15/40
2,515	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Hospital, Series 2004A,	8/14 at 100.00	N/R (4)	2,705,788
	5.250%, 8/15/34 (Pre-refunded 8/15/14)
3,200	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Refunding Series 2010A,	5/20 at 100.00	A	3,713,920
	6.000%, 5/15/39
500	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	639,510
1,665	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group,	5/19 at 100.00	A2	2,035,113
	Series 2009C, 6.625%, 11/01/39
5,565	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A, 5.500%, 8/01/37	8/17 at 100.00	BBB	6,108,478
	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2009:
2,000	6.875%, 8/15/38	8/19 at 100.00	BBB+	2,382,420
2,000	7.000%, 8/15/44	8/19 at 100.00	BBB+	2,393,660
500	Illinois Finance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc.,	3/20 at 100.00	AA–	561,965
	Series 2005 Remarketed, 5.250%, 3/01/30 – AGM Insured
3,000	Illinois Finance Authority, Revenue Refunding Bonds, Resurrection Health Care Corporation,	5/19 at 100.00	BBB+	3,449,670
	Series 2009, 6.125%, 5/15/25
1,000	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc.,	5/17 at 100.00	BBB+	1,058,360
	Refunding Series 2007A, 5.250%, 5/01/34
4,000	Illinois Health Facilities Authority, FHA-Insured Mortgage Revenue Refunding Bonds, Sinai	8/13 at 100.00	Aa2	4,034,760
	Health System, Series 2003, 5.150%, 2/15/37
	Illinois Health Facilities Authority, Revenue Refunding Bonds, Elmhurst Memorial Healthcare,
	Series 2002:
3,000	5.500%, 1/01/22	7/13 at 100.00	Baa2	3,009,900
1,000	5.625%, 1/01/28	7/13 at 100.00	Baa2	1,003,220
2,655	Illinois Health Facilities Authority, Revenue Refunding Bonds, Lutheran General Health System,	No Opt. Call	Aa2	2,759,103
	Series 1993C, 7.000%, 4/01/14
220	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/25	8/22 at 100.00	A2	248,811
2,250	Illinois State, General Obligation Bonds, Series 2012A, 4.000%, 1/01/26	1/22 at 100.00	A2	2,338,110
9,795	Lake, Cook, Kane and McHenry Counties Community Unit School District 220, Barrington, Illinois,	No Opt. Call	AAA	12,271,666
	General Obligation Bonds, Refunding Series 2002, 5.250%, 12/01/19 – AGM Insured (UB)
1,245	Mc Henry and Lake Counties Community Consolidated School District 26, Cary, Illinois, General	2/20 at 100.00	A2	1,504,446
	Obligation Bonds, Series 2011B, 6.250%, 2/01/21 – AGM Insured
	McHenry and Lake Counties Community Consolidated School District 26, Cary, Illinois, General
	Obligation Bonds, Series 2011A:
825	6.000%, 2/01/24 – AGM Insured	2/20 at 100.00	A2	968,732
1,030	6.000%, 2/01/25 – AGM Insured	2/20 at 100.00	A2	1,198,508
2,500	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project	6/22 at 100.00	AAA	2,789,725
	Refunding Bonds, Series 2012B, 5.000%, 6/15/52
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 2002A:
9,500	0.000%, 6/15/24 – NPFG Insured	6/22 at 101.00	AAA	8,939,025
36,040	0.000%, 6/15/40 – NPFG Insured	No Opt. Call	AAA	9,930,822
	Quad Cities Regional Economic Development Authority, Illinois, Revenue Bonds, Augustana
	College, Series 2012:
445	5.000%, 10/01/25	10/22 at 100.00	Baa1	502,948
400	5.000%, 10/01/26	10/22 at 100.00	Baa1	449,108
	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010:
780	5.250%, 6/01/21	No Opt. Call	A	935,368
2,000	6.250%, 6/01/24	6/16 at 100.00	A–	2,241,620
2,435	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,	No Opt. Call	AA	2,940,263
	Illinois, General Obligation Bonds, Series 1990A, 7.200%, 11/01/20 – AMBAC Insured
132,455	Total Illinois			116,368,296
	Indiana – 3.4% (2.3% of Total Investments)
	Carmel Redevelopment Authority, Indiana, Lease Rent Revenue Bonds, Series 2005:
1,950	0.000%, 2/01/24	No Opt. Call	AA+	1,375,530
2,705	0.000%, 2/01/25	No Opt. Call	AA+	1,826,795
3,000	Delaware County Hospital Authority, Indiana, Hospital Revenue Bonds, Cardinal Health System,	8/16 at 100.00	Baa2	3,168,000
	Series 2006, 5.250%, 8/01/36
680	Indiana Finance Authority, Educational Facilities Refunding Revenue Bonds, Butler University	2/22 at 100.00	BBB+	741,982
	Project, Series 2012B, 5.000%, 2/01/29
1,050	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For	10/19 at 100.00	BB+	1,139,240
	Educational Excellence, Inc., Series 2009A, 7.000%, 10/01/39
1,500	Indiana Finance Authority, Hospital Revenue Bonds, Floyd Memorial Hospital and Health Services	3/20 at 100.00	A–	1,619,955
	Project, Refunding Series 2010, 5.125%, 3/01/30
1,460	Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Columbus	No Opt. Call	AA–	1,574,493
	Regional Hospital, Series 1993, 7.000%, 8/15/15 – AGM Insured
	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 2003A:
4,000	5.000%, 6/01/23 (Pre-refunded 6/01/13) – AGM Insured	6/13 at 100.00	AA+ (4)	4,064,120
6,000	5.000%, 6/01/24 (Pre-refunded 6/01/13) – AGM Insured	6/13 at 100.00	AA+ (4)	6,096,180
22,345	Total Indiana			21,606,295
	Iowa – 0.8% (0.5% of Total Investments)
1,000	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A,	7/16 at 100.00	BB+	1,052,000
	5.000%, 7/01/20
1,630	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, University of	10/21 at 100.00	BBB–	1,786,594
	Dubuque Project, Refunding Series 2011, 6.000%, 10/01/31
2,000	Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds, Refunding Series 2009-2,	12/19 at 100.00	A1	2,201,560
	5.500%, 12/01/25
4,630	Total Iowa			5,040,154
	Kansas – 1.9% (1.3% of Total Investments)
	Johnson and Miami Counties Unified School District 230, Kansas, General Obligation Bonds,
	Series 2011A:
2,000	5.000%, 9/01/26	9/21 at 100.00	Aa3	2,390,540
1,400	5.000%, 9/01/27	9/21 at 100.00	Aa3	1,665,510
2,000	Kansas Development Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health	1/20 at 100.00	AA	2,188,600
	Services Corporation, Series 2010A, 5.000%, 1/01/40
1,485	Kansas State Power Pool, Electric Utility Revenue Bonds, Dogwood Energy Facility, Series 2012A,	12/20 at 100.00	Baa1	1,605,196
	5.000%, 12/01/31
600	Overland Park Transportation Development District, Kansas, Sales Tax Revenue Bonds, Oak Park	4/20 at 100.00	BBB	675,360
	Mall Project, Series 2010, 5.900%, 4/01/32
1,750	Wamego, Kansas, Pollution Control Revenue Bonds, Kansas Gas and Electric Company, Series 2004,	6/14 at 100.00	A3	1,798,230
	5.300%, 6/01/31 – NPFG Insured
2,845	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital	No Opt. Call	BBB+	1,878,895
	Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex
	Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21
12,080	Total Kansas			12,202,331
	Kentucky – 1.1% (0.8% of Total Investments)
1,000	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro	6/20 at 100.00	BBB+	1,182,040
	Medical Health System, Series 2010A, 6.000%, 6/01/30
5,000	Pikeville, Kentucky, Hospital Revenue Bonds, Pikeville Medical Center, Inc. Project,	3/21 at 100.00	A3	5,985,900
	Improvement and Refunding Series 2011, 6.250%, 3/01/31
6,000	Total Kentucky			7,167,940
	Louisiana – 4.8% (3.3% of Total Investments)
165	DeSoto Parish, Louisiana, Environmental Improvement Revenue Bonds, International Paper Company	11/14 at 100.00	BBB	174,169
	Project, Series 2004A, 5.000%, 11/01/18 (Alternative Minimum Tax)
1,750	Louisiana Local Government Environmental Facilities and Community Development Authority, GNMA	6/36 at 101.00	Aa1	1,840,948
	Collateralized Mortgage Revenue Refunding Bonds, Sharlo Apartments, Series 2002A,
	6.500%, 6/20/37
5,150	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady	8/15 at 100.00	A+	5,344,824
	Health System, Series 2005A, 5.250%, 8/15/32
3,800	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series	5/17 at 100.00	Baa1	4,051,369
	2007A, 5.500%, 5/15/47
300	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A,	7/23 at 100.00	A	343,643
	5.000%, 7/01/36
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A:
1,480	4.750%, 5/01/39 – AGM Insured (UB)	5/16 at 100.00	Aa1	1,623,042
15,820	4.500%, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	Aa1	16,995,426
170	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A, Residuals 660, 16.255%,	5/16 at 100.00	Aa1	220,505
	5/01/34 – FGIC Insured (IF)
28,635	Total Louisiana			30,593,926
	Maine – 0.7% (0.5% of Total Investments)
505	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical	7/23 at 100.00	Baa1	540,885
	Center Obligated Group Issue, Series 2013, 5.000%, 7/01/43 (WI/DD, Settling 2/13/13)
2,000	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, MaineGeneral Medical	7/21 at 100.00	Baa3	2,456,320
	Center, Series 2011, 6.750%, 7/01/36
1,250	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 2010A,	7/20 at 100.00	AA	1,377,088
	5.000%, 7/01/40
3,755	Total Maine			4,374,293
	Maryland – 0.2% (0.1% of Total Investments)
685	Maryland Community Development Administration, Housing Revenue Bonds, Series 1996A,	7/13 at 100.00	Aa2	687,048
	5.875%, 7/01/16
50	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	8/14 at 100.00	A2	52,922
	Series 2004, 5.375%, 8/15/24
345	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Development	7/13 at 100.00	Aaa	345,887
	Bonds, Series 2000B, 6.125%, 7/01/20 (Alternative Minimum Tax)
1,080	Total Maryland			1,085,857
	Massachusetts – 1.5% (1.0% of Total Investments)
2,805	Massachusetts Development Finance Agency, Revenue Bonds, Curry College, Series 2005A, 5.000%,	3/15 at 100.00	BBB	2,856,500
	3/01/35 – ACA Insured
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007,	4/13 at 102.00	N/R	1,019,380
	5.250%, 10/01/26
1,900	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk	7/19 at 100.00	BBB	2,121,179
	University Issue, Series 2009A, 5.750%, 7/01/39
3,465	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007A, 4.500%, 8/01/46 –	2/17 at 100.00	AA+	3,667,044
	AGM Insured (UB) (5)
9,170	Total Massachusetts			9,664,103
	Michigan – 4.5% (3.1% of Total Investments)
355	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	A+	387,337
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39
625	Detroit, Michigan, Distributable State Aid General Obligation Bonds, Limited Tax Series 2010,	11/20 at 100.00	AA	695,069
	5.000%, 11/01/30
6,000	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	A	6,111,060
	7/01/35 – NPFG Insured
5,400	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 4.625%,	7/16 at 100.00	A	5,479,866
	7/01/34 – FGIC Insured
2,000	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien Series 2011A, 5.250%, 7/01/41	7/21 at 100.00	A+	2,165,960
1,500	Jackson County Hospital Finance Authority, Michigan, Hospital Revenue Bonds, W.A. Foote	6/20 at 100.00	AA–	1,693,470
	Memorial Hospital, Refunding Series 2006B-2, 5.000%, 6/01/27 – AGM Insured
5,000	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003II,	10/13 at 100.00	Aa3	5,137,750
	5.000%, 10/15/29 – NPFG Insured
3,220	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,	11/19 at 100.00	A	3,688,768
	Refunding Series 2009, 5.750%, 11/15/39
1,000	Michigan State Hospital Finance Authority, Revenue Bonds, Chelsea Community Hospital, Series	5/15 at 100.00	AA+ (4)	1,102,830
	2005, 5.000%, 5/15/30 (Pre-refunded 5/15/15)
	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series 2006A:
365	5.000%, 12/01/31 (Pre-refunded 12/01/16) (UB)	12/16 at 100.00	N/R (4)	424,137
1,635	5.000%, 12/01/31 (UB)	12/16 at 100.00	AA	1,809,160
27,100	Total Michigan			28,695,407
	Minnesota – 1.3% (0.9% of Total Investments)
1,000	Duluth Housing & Redevelopment Authority, Minnesota, Lease Revenue Bonds, Duluth Public	11/20 at 100.00	BBB–	1,068,080
	Schools Academy, Series 2010A, 5.875%, 11/01/40
3,000	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic, Series 2012,	5/22 at 100.00	AA	3,165,480
	4.000%, 11/15/41
2,875	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions Hospital Parking Ramp	8/16 at 100.00	N/R	2,928,993
	Project, Series 2007-1, 5.000%, 8/01/36
870	Wayzata, Minnesota, Senior Housing Entrance Deposit Revenue Bonds, Folkestone Senior Living	5/14 at 100.00	N/R	880,127
	Community, Series 2012B, 4.875%, 5/01/19
7,745	Total Minnesota			8,042,680
	Mississippi – 1.9% (1.3% of Total Investments)
1,000	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System	4/13 at 100.00	BBB	1,003,090
	Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22
2,975	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	AA	3,149,871
	Healthcare, Series 2004B-1, 5.000%, 9/01/24 (UB)
5,215	Mississippi, General Obligation Bonds, Refunding Series 2002A, 5.500%, 12/01/18	No Opt. Call	AA+	6,516,977
1,000	Warren County, Mississippi, Gulf Opportunity Zone Revenue Bonds, International Paper Company	9/18 at 100.00	BBB	1,153,110
	Project, Series 2008A, 6.500%, 9/01/32
10,190	Total Mississippi			11,823,048
	Missouri – 1.2% (0.8% of Total Investments)
1,450	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue	6/17 at 100.00	BBB+	1,485,917
	Bonds, Southeast Missouri Hospital Association, Series 2007, 5.000%, 6/01/36
1,000	Cole County Industrial Development Authority, Missouri, Revenue Bonds, Lutheran Senior	2/14 at 100.00	BBB+	1,014,020
	Services – Heisinger Project, Series 2004, 5.500%, 2/01/35
1,000	Hanley Road Corridor Transportation Development District, Brentwood and Maplewood, Missouri,	10/19 at 100.00	A–	1,120,510
	Transportation Sales Revenue Bonds, Refunding Series 2009A, 5.875%, 10/01/36
	Missouri Joint Municipal Electric Utility Commission, Power Supply System Revenue Bonds, MoPEP
	Facilities, Series 2012:
1,080	5.000%, 1/01/22	1/21 at 100.00	A2	1,257,217
1,110	5.000%, 1/01/23	1/21 at 100.00	A2	1,277,621
1,250	5.000%, 1/01/25	1/21 at 100.00	A2	1,425,450
6,890	Total Missouri			7,580,735
	Nebraska – 0.2% (0.1% of Total Investments)
1,110	Lincoln County Hospital Authority 1, Nebraska, Hospital Revenue and Refunding Bonds, Great	No Opt. Call	A–	1,207,869
	Plains Regional Medical Center Project, Series 2012, 5.000%, 11/01/42
	Nevada – 2.2% (1.5% of Total Investments)
4,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	4,667,440
7,000	Clark County, Nevada, Motor Vehicle Fuel Tax Highway Improvement Revenue Bonds, Series 2003,	7/13 at 100.00	AA– (4)	7,140,630
	5.000%, 7/01/23 (Pre-refunded 7/01/13) – AMBAC Insured
1,700	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A,	6/19 at 100.00	BBB–	1,951,260
	8.000%, 6/15/30
12,700	Total Nevada			13,759,330
	New Jersey – 2.2% (1.5% of Total Investments)
	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident
	Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A:
835	5.750%, 6/01/31	6/20 at 100.00	Baa3	945,445
3,000	5.875%, 6/01/42	6/20 at 100.00	Baa3	3,368,460
575	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C, 6.500%, 1/01/16 – NPFG Insured	No Opt. Call	A+	665,229
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
305	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	A3 (4)	357,872
300	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	A+ (4)	352,293
1,455	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	A+ (4)	1,590,912
4,005	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/13 at 100.00	Aaa	4,092,549
	Series 2003, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
2,710	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B2	2,437,537
	Series 2007-1A, 4.750%, 6/01/34
13,185	Total New Jersey			13,810,297
	New Mexico – 0.3% (0.2% of Total Investments)
1,500	New Mexico Hospital Equipment Loan Council, First Mortgage Revenue Bonds, La Vida LLena	7/20 at 100.00	BBB–	1,659,660
	Project, Series 2010A, 6.125%, 7/01/40
	New York – 3.8% (2.5% of Total Investments)
855	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter	4/17 at 100.00	BBB–	859,087
	Schools, Series 2007A, 5.000%, 4/01/32
	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue
	Bonds, Barclays Center Project, Series 2009:
1,945	6.000%, 7/15/30	1/20 at 100.00	BBB–	2,307,490
3,065	6.250%, 7/15/40	1/20 at 100.00	BBB–	3,620,715
4,070	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	A	4,222,299
	2/15/47 – NPFG Insured
1,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2009B,	11/19 at 100.00	AA	1,136,770
	5.000%, 11/15/34
1,250	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	12/20 at 100.00	AA+	1,469,488
	Bonds, Second Generation Resolution, Fiscal 2011 Series EE, 5.375%, 6/15/43
1,870	New York Liberty Development Corporation, Liberty Revenue Bonds, 4 World Trade Center Project,	11/21 at 100.00	A+	2,100,870
	Series 2011, 5.000%, 11/15/44
170	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/13 at 100.00	AA–	170,733
	State Contingency Contract-Backed Bonds, Series 2003A-1C, 5.500%, 6/01/18
795	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	BBB–	947,505
	Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42
6,250	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	No Opt. Call	BBB	6,839,938
	Terminal LLC, Sixth Series 1997, 6.250%, 12/01/15 – NPFG Insured (Alternative Minimum Tax)
21,270	Total New York			23,674,895
	North Carolina – 0.5% (0.4% of Total Investments)
750	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care System Revenue Bonds,	1/17 at 100.00	AA–	827,063
	Carolinas Health Care, Series 2007A, 5.000%, 1/15/31
2,460	North Carolina Infrastructure Finance Corporation, Certificates of Participation, Correctional	2/14 at 100.00	AA+ (4)	2,575,915
	Facilities, Series 2004A, 5.000%, 2/01/21 (Pre-refunded 2/01/14)
3,210	Total North Carolina			3,402,978
	North Dakota – 0.6% (0.4% of Total Investments)
2,190	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011,	11/21 at 100.00	A+	2,715,972
	6.250%, 11/01/31
1,125	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated	12/21 at 100.00	A–	1,224,124
	Group, Series 2012, 5.000%, 12/01/32
3,315	Total North Dakota			3,940,096
	Ohio – 3.4% (2.3% of Total Investments)
5,370	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/17 at 100.00	B–	4,978,796
	Bonds, Senior Lien, Series 2007A-2, 5.125%, 6/01/24
	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010:
2,000	5.250%, 11/01/29	11/20 at 100.00	BBB+	2,196,080
3,000	5.750%, 11/01/40	11/20 at 100.00	BBB+	3,405,510
3,040	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement	7/21 at 100.00	BBB	3,410,150
	Services, Improvement Series 2010A, 5.625%, 7/01/26
700	Lorain County Port Authority, Ohio, Recovery Zone Facility Economic Development Revenue Bonds,	12/20 at 100.00	BB	772,331
	United State Steel Corporation Project, Series 2010, 6.750%, 12/01/40
4,615	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series	11/21 at 100.00	AA–	5,631,546
	2011A, 6.000%, 11/15/41
800	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation	No Opt. Call	BBB–	926,000
	Project, Series 2009E, 5.625%, 10/01/19
19,525	Total Ohio			21,320,413
	Oklahoma – 1.0% (0.7% of Total Investments)
5,615	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA+	6,054,037
	System, Series 2006, 5.000%, 12/15/36 (UB)
88	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA+	100,510
	System, Series 2008, Trust 3500, 8.544%, 6/15/30 (IF)
5,703	Total Oklahoma			6,154,547
	Oregon – 0.2% (0.1% of Total Investments)
1,000	Portland, Oregon, River District Urban Renewal and Redevelopment Bonds, Series 2012C,	6/22 at 100.00	A1	1,168,990
	5.000%, 6/15/28
	Pennsylvania – 3.2% (2.2% of Total Investments)
1,000	Bucks County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds,	3/17 at 100.00	BBB	1,020,460
	School Lane Charter School, Series 2007A, 5.000%, 3/15/37
1,000	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social	1/19 at 100.00	BBB+	1,133,440
	Ministries Project, Series 2009, 6.125%, 1/01/29
600	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University	7/20 at 100.00	BBB–	681,690
	Foundation Student Housing Project, Series 2010, 6.000%, 7/01/43
5,490	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AA	5,801,228
	Philadelphia, Series 2006B, 4.500%, 6/01/32 – AGM Insured (UB) (5)
1,595	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	AA	1,750,353
	Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40
	Philadelphia, Pennsylvania, General Obligation Bonds, Refunding Series 2011:
5,445	6.000%, 8/01/36	8/20 at 100.00	A2	6,456,463
1,425	6.500%, 8/01/41	8/20 at 100.00	A2	1,739,013
1,670	Union County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Evangelical Community	No Opt. Call	BBB+	1,879,902
	Hospital Project, Refunding and Improvement Series 2011, 5.250%, 8/01/19
18,225	Total Pennsylvania			20,462,549
	Puerto Rico – 2.9% (1.9% of Total Investments)
4,810	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/20 at 100.00	A+	5,363,727
	2010C, 6.000%, 8/01/39
12,390	Puerto Rico, General Obligation and Public Improvement Refunding Bonds, Series 1997, 6.500%,	No Opt. Call	BBB+	12,629,499
	7/01/13 – NPFG Insured
17,200	Total Puerto Rico			17,993,226
	Rhode Island – 2.5% (1.7% of Total Investments)
15,000	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/13 at 100.00	BBB–	15,449,850
	Series 2002A, 6.250%, 6/01/42
	South Carolina – 1.7% (1.2% of Total Investments)
4,120	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds,	8/14 at 100.00	BBB (4)	4,425,910
	Series 2004A, 5.250%, 2/15/23 (Pre-refunded 8/15/14) – NPFG Insured
5,000	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 1991, 6.250%,	No Opt. Call	A–	6,411,450
	1/01/21 – FGIC Insured
9,120	Total South Carolina			10,837,360
	South Dakota – 0.3% (0.2% of Total Investments)
1,750	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley	11/14 at 100.00	A+	1,822,293
	Hospitals, Series 2004A, 5.500%, 11/01/31
	Tennessee – 0.5% (0.4% of Total Investments)
5,075	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	1/17 at 30.07	A	1,272,962
	Refunding Bonds, Covenant Health, Series 2006, 0.000%, 1/01/41
1,220	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds,	5/22 at 100.00	A+	1,367,059
	Methodist Le Bonheur Healthcare, Series 2012, 5.000%, 5/01/36
680	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds,	9/16 at 100.00	BBB+	718,910
	Wellmont Health System, Series 2006C, 5.250%, 9/01/36
	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding
	Bonds, Sumner Regional Health System Inc., Series 2007:
860	5.500%, 11/01/37 (6)	11/17 at 100.00	N/R	2,159
1,000	5.500%, 11/01/46 (6)	11/17 at 100.00	N/R	2,510
8,835	Total Tennessee			3,363,600
	Texas – 17.9% (12.1% of Total Investments)
3,000	Alliance Airport Authority, Texas, Special Facilities Revenue Bonds, American Airlines Inc.,	6/13 at 100.00	N/R	2,817,480
	Series 2007, 5.250%, 12/01/29 (Alternative Minimum Tax) (6)
5,440	Board of Regents, University of Texas System, Financing System Revenue Bonds, Series 2006F,	2/17 at 100.00	AAA	5,706,288
	4.250%, 8/15/36 (UB)
1,000	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds, Series 2011, 6.000%, 1/01/41	1/21 at 100.00	BBB–	1,169,270
2,600	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding and Improvement	11/21 at 100.00	A+	2,905,135
	Bonds, Series 2012C, 5.000%, 11/01/45 – AGM Insured
2,275	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Series 2004B, 5.000%,	11/14 at 100.00	AA–	2,358,925
	11/01/27 – AGM Insured (Alternative Minimum Tax)
6,000	Garland Housing Finance Corporation, Texas, Multifamily Housing Revenue Bonds, Legacy Pointe	6/13 at 100.50	N/R	6,057,180
	Apartments, Series 2000, 7.500%, 6/01/40 (Alternative Minimum Tax)
7,000	Harris County Health Facilities Development Corporation, Texas, Thermal Utility Revenue Bonds,	11/13 at 100.00	AA (4)	7,259,559
	TECO Project, Series 2003, 5.000%, 11/15/30 (Pre-refunded 11/15/13) – NPFG Insured
28,305	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	A2	14,266,852
	Project, Series 2001B, 0.000%, 9/01/28 – AMBAC Insured
7,500	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 2002A,	No Opt. Call	AA (4)	11,347,874
	5.750%, 12/01/32 – AGM Insured (ETM)
3,790	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series 2012A, 5.000%,	7/22 at 100.00	A+	4,283,193
	7/01/32 (Alternative Minimum Tax)
33,505	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/14 at 25.08	AAA	8,176,560
	Bonds, Series 2006, 0.000%, 8/15/39
2,000	Lubbock, Texas, General Obligation Bonds, Series 2012, 5.000%, 2/15/27	2/22 at 100.00	AA+	2,404,780
1,100	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Series 2008A,	1/18 at 100.00	AA–	1,272,952
	5.750%, 1/01/40 – AGC Insured
2,500	North Texas Tollway Authority, Second Tier System Revenue Refunding Bonds, Series 2008F,	1/18 at 100.00	A3	2,777,600
	5.750%, 1/01/38
1,960	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A,	9/31 at 100.00	AA	1,499,988
	0.000%, 9/01/43
1,100	North Texas Tollway Authority, System Revenue Bonds, First Tier Series 2009A, 6.250%, 1/01/39	1/19 at 100.00	A2	1,268,938
250	Tarrant County Cultural and Educational Facilities Finance Corporation, Texas, Revenue Bonds,	2/17 at 100.00	AA–	334,290
	Texas Health Resources Project, Trust 1031, 17.741%, 2/15/30 (IF) (5)
2,890	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	8/20 at 100.00	AA–	3,273,127
	Bonds, Scott & White HealthCare Project, Series 2010, 5.500%, 8/15/45
5,200	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas	2/17 at 100.00	AA–	5,638,308
	Health Resources, Series 2007A, 5.000%, 2/15/36 (UB)
1,505	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior	No Opt. Call	A–	1,954,047
	Lien Series 2008D, 6.250%, 12/15/26
3,960	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	No Opt. Call	A3	4,336,200
	2012, 5.000%, 12/15/28
	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ
	Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010:
2,000	7.000%, 6/30/34	6/20 at 100.00	Baa3	2,461,040
500	7.000%, 6/30/40	6/20 at 100.00	Baa3	609,775
1,620	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, NTE	12/19 at 100.00	Baa2	1,942,233
	Mobility Partners LLC North Tarrant Express Managed Lanes Project, Series 2009, 6.875%, 12/31/39
1,000	Texas Public Finance Authority, Charter School Finance Corporation Revenue Bonds, Idea Public	8/17 at 100.00	BBB	1,043,220
	School Project, Series 2007A, 5.000%, 8/15/37 – ACA Insured
3,395	Texas State, General Obligation Bonds, Series 2008, Trust 3213, 13.930%, 4/01/28 (IF)	4/17 at 100.00	Aaa	5,763,046
1,320	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series	No Opt. Call	A–	1,041,018
	2002A, 0.000%, 8/15/21 – AMBAC Insured
8,500	Travis County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds,	5/13 at 100.00	Aaa	9,217,570
	Daughters of Charity National Health System, Series 1993B, 6.000%, 11/15/22 (ETM)
141,215	Total Texas			113,186,448
	Utah – 1.6% (1.1% of Total Investments)
3,965	Bountiful, Davis County, Utah, Hospital Revenue Refunding Bonds, South Davis Community	6/13 at 100.00	N/R	3,970,987
	Hospital Project, Series 1998, 5.750%, 12/15/18
2,520	Intermountain Power Agency, Utah, Power Supply Revenue Bonds, Series 1996A, 6.150%,	7/13 at 100.00	Aa3 (4)	2,635,366
	7/01/14 (ETM)
380	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2000G, 5.875%, 7/01/27	7/13 at 100.00	AA	384,062
	(Alternative Minimum Tax)
	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2001C:
500	5.500%, 1/01/18 (Alternative Minimum Tax)	7/13 at 100.00	AA–	501,085
305	5.650%, 1/01/21 (Alternative Minimum Tax)	7/13 at 100.00	Aaa	305,595
810	Utah State Charter School Finance Authority, Charter School Revenue Bonds, North Davis	7/20 at 100.00	BBB–	884,107
	Preparatory Academy, Series 2010, 6.375%, 7/15/40
1,555	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Paradigm High	7/20 at 100.00	BBB–	1,677,145
	School, Series 2010A, 6.375%, 7/15/40
10,035	Total Utah			10,358,347
	Virgin Islands – 0.5% (0.3% of Total Investments)
250	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate	10/19 at 100.00	Baa3	275,838
	Lien Series 2009A, 6.000%, 10/01/39
2,480	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project,	10/19 at 100.00	BBB	2,924,714
	Series 2009A, 6.750%, 10/01/37
2,730	Total Virgin Islands			3,200,552
	Virginia – 1.4% (0.9% of Total Investments)
3,045	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012B, 0.000%, 7/01/38	No Opt. Call	BBB–	843,495
1,000	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds,	6/17 at 100.00	B2	835,060
	Series 2007B1, 5.000%, 6/01/47
1,765	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC	1/22 at 100.00	BBB–	1,834,417
	Project, Series 2012, 5.000%, 1/01/40 (Alternative Minimum Tax)
4,640	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River	7/22 at 100.00	BBB–	5,350,198
	Crossing, Opco LLC Project, Series 2012, 6.000%, 1/01/37 (Alternative Minimum Tax)
10,450	Total Virginia			8,863,170
	Washington – 3.1% (2.1% of Total Investments)
220	Grant County Public Utility District 2, Washington, Revenue Bonds, Wanapum Hydroelectric	1/15 at 100.00	Aa3 (4)	239,503
	Development, Series 2005A, 5.000%, 1/01/34 (Pre-refunded 1/01/15) – FGIC Insured
5,780	Grant County Public Utility District 2, Washington, Revenue Bonds, Wanapum Hydroelectric	1/15 at 100.00	AA	6,119,517
	Development, Series 2005A, 5.000%, 1/01/34 – FGIC Insured
2,185	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital,	10/22 at 100.00	AA	2,435,598
	Series 2012A, 5.000%, 10/01/42
2,000	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer	7/19 at 100.00	A	2,257,500
	Research Center, Series 2009A, 6.000%, 1/01/33
1,130	Washington State Health Care Facilities Authority, Revenue Bonds, Harrison Memorial Hospital,	8/13 at 102.00	N/R	1,147,052
	Series 1998, 5.000%, 8/15/28 – AMBAC Insured
2,000	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and	12/17 at 100.00	N/R	2,062,320
	Medical Center of Seattle, Series 2007, 5.700%, 12/01/32
1,460	Washington State Health Care Facilities Authority, Revenue Bonds, Virginia Mason Medical	8/17 at 100.00	BBB	1,579,851
	Center, Series 2007B, 5.750%, 8/15/37 – ACA Insured
3,745	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/13 at 100.00	A3	3,834,843
	Series 2002, 6.500%, 6/01/26
18,520	Total Washington			19,676,184
	West Virginia – 0.3% (0.2% of Total Investments)
1,950	West Virginia Hospital Finance Authority , Hospital Revenue Bonds, Charleston Area Medical	9/19 at 100.00	A3	2,175,322
	Center, Series 2009A, 5.625%, 9/01/32
	Wisconsin – 2.7% (1.8% of Total Investments)
815	Monroe Redevelopment Authority, Wisconsin, Development Revenue Bonds, The Monroe Clinic, Inc.,	2/19 at 100.00	A3	923,085
	Series 2009, 5.875%, 2/15/39
1,400	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit Health System,	4/20 at 100.00	A–	1,484,168
	Inc., Series 2010B, 5.000%, 4/01/30
2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc.,	6/22 at 100.00	A2	2,227,740
	Series 2012, 5.000%, 6/01/32
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan
	Healthcare System, Series 2006:
5,000	5.250%, 8/15/21	8/16 at 100.00	A–	5,615,700
1,000	5.250%, 8/15/34	8/16 at 100.00	A–	1,063,750
5,000	Wisconsin State, General Obligation Bonds, Series 2006A, 4.750%, 5/01/25 – FGIC Insured (UB) (5)	5/16 at 100.00	AA	5,611,550
15,215	Total Wisconsin			16,925,993
$ 962,328	Total Municipal Bonds (cost $845,886,747)			936,434,835

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Corporate Bonds – 0.0% (0.0% of Total Investments)
	Transportation – 0.0% (0.0% of Total Investments)
$ 45	Las Vegas Monorail Company, Senior Interest Bonds (7), (9)	5.500%	7/15/19	N/R	$ 32,508
14	Las Vegas Monorail Company, Senior Interest Bonds (7), (9)	1.000%	6/30/55	N/R	5,613
$ 59	Total Corporate Bonds (cost $0)				38,121
	Total Investments (cost $845,886,747) – 148.2%				936,472,956
	Floating Rate Obligations – (9.7)%				(61,203,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (41.5)% (8)				(262,200,000)
	Other Assets Less Liabilities – 3.0%				18,703,437
	Net Assets Applicable to Common Shares – 100%				$ 631,773,393

Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$ —	$936,434,835	$ —	$936,434,835
Corporate Bonds	—	—	38,121	38,121
Total	$ —	$936,434,935	$38,121	$936,472,956
* Refer to the Fund's Portfolio of Investments for states and industry classifications.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee.

The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2013, the cost of investments was $785,499,404.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2013, were as follows:

Gross unrealized:
Appreciation	$92,005,650
Depreciation	(2,199,038)
Net unrealized appreciation (depreciation) of investments	$89,806,612

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations of investments in inverse floating rate transactions.
(6)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a fixed-income security, generally denotes that the issuer has (1)
defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy
Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board of Directors. For fair value measurement disclosure purposes, investment classified as Level 3.
(8)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 28.0%.
(9)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the federal bankruptcy court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier,
Series 2000 and in turn received two senior interest corporate bonds: the first with an interest rate of 5.500% maturing on July 15, 2019 and the second with an interest rate of 3.000% (5.500% after
December 31, 2015) maturing on July 15, 2055.
N/R	Not rated.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Premium Income Municipal Fund 4, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         April 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         April 1, 2013

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         April 1, 2013